RELATED PARTIES BALANCES AND TRANSACTIONS - Due to related parties (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 228,951
Related party
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	228,951	$ 180,101
Related party | Shanghai Chuangbo Enterprise Development Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total		274
Related party | Shanghai Longruan Electronics Group Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	71,249	68,531
Related party | Jianbiao Dai
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	18,564	1,373
Related party | Shanghai Youfu Network Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	114,138	$ 109,923
Related party | Lang Wide Investment Inc
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 25,000